Other Current Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other current liabilities
Warrant liabilities	€ 1,190	€ 4,041
Ordinary shares
Other current liabilities
Revaluation surplus	2,851
LGH Private Placement Warrants
Other current liabilities
Warrant liabilities	€ 1,190